Note 11 - Stock Option Plans (Details) - Stock Option Activity (USD $)	0 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	20 Months Ended	12 Months Ended
	Jul. 12, 2010	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member]	Dec. 31, 2013 Immune Ltd Plan [Member] Minimum [Member]	Dec. 31, 2013 Immune Ltd Plan [Member] Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 11 - Stock Option Plans (Details) - Stock Option Activity [Line Items]
Options (in Shares)	0	0		3,775,534	0		2,495,591	2,495,591
Options Exercise Prices	$ 0	$ 0		$ 0.32	$ 0							$ 0.03		$ 2.00
Granted (in Shares)		0	790,000	3,890,534	0
Granted Exercise Prices		$ 0	$ 1.15	$ 0.33	$ 0		$ 0.37		$ 0.03	$ 2.00	$ 0.61	$ 0.03	$ 1.80	$ 2.00
Forfeited (in Shares)			(528,958)	(115,000)		(345,000)
Forfeited Exercise Prices			$ 0.33	$ 0.57							$ 0.03	$ 0.44	$ 0.61	$ 0.61
Transferred to Immune Inc. 2013 Plan (in Shares)							(4,036,576)	4,036,576
Transferred to Immune Inc. 2013 Plan		$ 0	$ 1.15	$ 0.33	$ 0		$ 0.37		$ 0.03	$ 2.00	$ 0.61	$ 0.03	$ 1.80	$ 2.00